Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease expense	$ 14	$ 14	$ 56	$ 19
Short-term lease expense	18	10	58	7
Variable lease expense	$ 7	$ 20	$ 23	$ 4